Intangible Assets and Goodwill - Summary of information for cash-generating units (Detail) - General Metal Finishing CGU [Member]	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Disclosure of information for cash-generating units [line items]
Growth rate in the terminal period	1.00%	1.00%	1.00%
WACC	8.60%	8.60%	8.80%
Cost of Disposal		1.00%	1.00%